AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 7, 2015

File No. 333-156529
File No. 811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 143	[X]
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 146	[X]

EXCHANGE TRADED CONCEPTS TRUST
(Exact Name of Registrant as Specified in Charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of Principal Executive Offices, Zip Code)
(405) 778-8377
(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and Address of Agent for Service)

Copies to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	On December 30, 2015 pursuant to paragraph (b)(1)(iii) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 143 to the Registration Statement on Form N-1A for Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 30, 2015, the effectiveness of Post-Effective Amendment No. 139 (“PEA No. 139”), which was filed with the Commission via EDGAR Accession No. 0001398344-15-006842 on October 9, 2015, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 139 by means of this filing, Parts A, B and C of PEA No. 139 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF is incorporated herein by reference to Part A of PEA No. 139.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF is incorporated herein by reference to Part B of PEA No. 139.

PART C – OTHER INFORMATION

The Part C for the REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF is incorporated herein by reference to Part C of PEA No. 139.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 143 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma City, State of Oklahoma on this 7th day of December, 2015.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 143 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	December 7, 2015
David M. Mahle

*	Trustee	December 7, 2015
Kurt Wolfgruber

*	Trustee	December 7, 2015
Mark A. Zurack

*	Trustee	December 7, 2015
Timothy J. Jacoby

/s/ J. Garrett Stevens	Trustee and President	December 7, 2015
J. Garrett Stevens

*	Secretary	December 7, 2015
Richard Hogan

*	Treasurer	December 7, 2015
James J. Baker Jr.
* /s/ J. Garrett Stevens
J. Garrett Stevens

*    Attorney-in-Fact, pursuant to power of attorney.